Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	May. 31, 2014	Nov. 30, 2013	Sep. 30, 2013
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 7,480,374,000		$ 6,741,625,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Guaranteed By Partnership And Subsidiaries [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	20,000,000
Debt instrument, carrying amount	$ 18,800,000
Teekay Offshore [Member] | Senior Unsecured Bonds Mature in June 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 30,000,000
Debt instrument interest rate	4.27%
Debt instrument collateral, description	The bonds are collateralized by a first-priority mortgage on the Dampier Spirit FSO unit to which the bonds relate, together with other related security and are guaranteed by two subsidiaries of Teekay Offshore.
Carrying amount of long-term debt	$ 27,100,000
Teekay Offshore [Member] | Five-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 300,000,000
Debt instrument, carrying amount	$ 300,000,000
Debt instrument interest rate				6.00%
Teekay Offshore [Member] | Ten-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 174,200,000	$ 174,200,000
Debt instrument interest rate					4.96%	4.96%
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.
Debt instrument, carrying amount	$ 155,300,000
Frequency of periodic payments	Semi-annual repayments